Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 5 — RELATED PARTY TRANSACTIONS

Shared Services Agreement with DriveTime

In November 2014, the Company and DriveTime entered into a shared services agreement whereby DriveTime provided certain accounting and tax, legal and compliance, information technology, telecommunications, benefits, insurance, real estate, equipment, corporate communications, software and production and other services to facilitate the transition of these services to the Company on a standalone basis (the “Shared Services Agreement”). The Shared Services Agreement was most recently amended and restated in April 2017 and operates on a year-to-year basis after February 2019, with the Company having the right to terminate any or all services with 30 days' prior written notice and DriveTime having the right terminate certain services effective December 2017 and other services effective July 2018, in each case with 90 days' prior written notice. DriveTime provides the Company with certain benefits, telecommunications and information technology services under the amended agreement. Charges allocated to the Company are based on the Company’s actual use of the specific services detailed in the Shared Services Agreement. Total expenses related to the shared services agreement were approximately $0.1 million, $0.7 million and $1.0 million for the years ended December 31, 2017, 2016 and 2015, respectively, which are included in selling, general and administrative expenses in the accompanying consolidated statements of operations.

Aircraft Time Sharing Agreement

The Company entered into an agreement to share usage of two aircraft operated by Verde Investments, Inc., an affiliate of DriveTime, (“Verde”) on October 22, 2015, and the agreement was subsequently amended on May 15, 2017. Pursuant to the agreement, the Company agreed to reimburse Verde for actual expenses for each of its flights. The original agreement was for 12 months, with perpetual 12-month automatic renewals. Either the Company or Verde can terminate the agreement with 30 days’ prior written notice. The Company reimbursed Verde approximately $0.4 million, $0.6 million and $0.1 million under this agreement during the years ended December 31, 2017, 2016 and 2015, respectively.

Lease Agreements

In November 2014, the Company and DriveTime entered into a lease agreement that governs the Company’s access to and utilization of temporary storage, reconditioning, offices and parking space at various DriveTime inspection and reconditioning centers ("IRCs") and retail facilities (the "DriveTime Lease Agreement"). The DriveTime Lease Agreement was most recently amended in March 2018. Lease duration varies by location with the initial terms expiring between 2018 and 2024. Most of the retail facilities have two-year terms and the Company is entitled to exercise up to two consecutive one-year renewal options at up to ten of these locations. The DriveTime Lease Agreement provides that the Company may take over DriveTime's leases for the IRCs that the Company uses in their entirety on July 31, 2018, subject to the Company obtaining releases of DriveTime's liability under the applicable leases and purchasing DriveTime's tenant improvements and furniture, fixtures and equipment at the net book value of such assets.

Under the DriveTime Lease Agreement, the Company pays a monthly rental fee related to its pro rata utilization of space at each facility plus a pro rata share of each facility’s actual insurance costs and real estate taxes. The Company is additionally responsible for paying for any tenant improvements it requires to conduct its operations and its share of estimated costs incurred by DriveTime related to preparing these sites for use. As it relates to locations where the Company reconditions vehicles, the Company’s share of facility and shared reconditioning supplies expenses are calculated monthly by multiplying the actual costs for operating the inspection centers by the Company’s pro rata share of total reconditioned vehicles and parking spaces at such inspection centers in a given month. Management has determined that the costs allocated to the Company are based on a reasonable methodology.

Separate from the DriveTime Lease Agreement, in December 2016, the Company entered into a lease agreement related to a vehicle inspection and reconditioning center in Tolleson, Arizona, with Verde, with an initial term of approximately 15 years. The lease agreement requires monthly rental payments and can be extended for four additional five-year periods. In February 2017, the Company also entered into a lease with DriveTime for sole occupancy of a fully-operational inspection and reconditioning center in Winder, Georgia, where the Company previously maintained partial occupancy. The lease has an initial term of eight years, subject to the Company's ability to exercise three renewal options of five years each. The base rent for both of these leases will be subject to increases each year beginning January 1, 2018.

Expenses related to these lease agreements are allocated based on usage to inventory and selling, general and administrative expenses in the accompanying consolidated balance sheets and statements of operations. Costs allocated to inventory are recognized as cost of sales when the inventory is sold. During the year ended December 31, 2017, total costs related to these lease agreements were approximately $7.2 million with approximately $2.8 million and $4.4 million allocated to inventory and selling, general and administrative expenses, respectively. During the year ended December 31, 2016, total costs related to these lease agreements were approximately $2.8 million with approximately $1.9 million and $0.9 million allocated to inventory and selling, general and administrative expenses, respectively. During the year ended December 31, 2015, total costs related to these lease agreements were approximately $0.8 million with approximately $0.5 million and $0.3 million allocated to inventory and selling, general and administrative expenses, respectively.

Corporate Office Leases

The Company paid a monthly rental fee for its use of space at DriveTime’s corporate headquarters through December 2015, at which time this agreement terminated. The monthly rental fees for this space for the year ended December 31, 2015 was approximately $0.3 million. In November 2015, the Company entered into a lease agreement with Verde for its then corporate headquarters. The rent expense incurred related to this lease for the years ended December 31, 2016 and 2015 was approximately $0.9 million and $0.1 million, respectively. In December 2016, Verde sold the building and assigned the lease to a third party, which the Company continued leasing through June 2017.

During the first quarter of 2017, the Company subleased additional office space at DriveTime’s corporate headquarters in Tempe, Arizona. Pursuant to this arrangement, the Company incurred rent of approximately $0.1 million during the year ended December 31, 2017. This arrangement terminated in March 2017.

As discussed in Note 13 — Commitments and Contingencies, in September 2016, the Company entered into a lease with a third party for the second floor of its corporate headquarters in Tempe, Arizona. DriveTime guarantees up to $0.5 million of the Company's rent payments under that lease through September 2019. In connection with that lease, the Company entered into a sublease with DriveTime for the use of the first floor of the same building. Pursuant to this sublease, which has a term of 83 months and is co-terminus with DriveTime's master lease, subject to the right to exercise three five-year extension options, the Company will pay DriveTime rent equal to the amounts due under DriveTime's master lease. During the years ended December 31, 2017 and 2016, the rent expense incurred related to this first floor sublease was approximately $0.7 million and $0.0 million, respectively.

Vehicle Inventory Purchases

Through September 2016, the Company selected vehicle inventory and used DriveTime's auction numbers to facilitate purchases under a non-interest bearing agreement requiring periodic repayments. Vehicles purchased under this agreement were acquired by the Company at DriveTime's cost of the vehicles purchased with no markup. Beginning October 1, 2016, the Company began purchasing its vehicle inventory independently and making the payments itself through its vehicle inventory financing and security agreement. See Note 7 — Debt Instruments for further information.

Vehicle Inventory Transfer to DriveTime

During the year ended December 31, 2016, the Company transferred used vehicle inventory with a carrying value of approximately $4.9 million to DriveTime to dispose of used vehicle inventory that no longer met the Company’s inventory specifications. The Company recorded a loss of approximately $0.8 million related to this disposal, which is included in cost of sales on the accompanying consolidated statement of operations.

Repurchase of Finance Receivables from DriveTime

On January 20, 2016, the Company repurchased approximately $72.4 million of finance receivables from DriveTime related to loans the Company originated and previously sold under the terms of the DriveTime receivable purchase agreement (the “DriveTime Receivable Purchase Agreement”) discussed below for a price of approximately $74.6 million. Such receivables were immediately sold by the Company to third party purchasers under the transfer and note purchase and security agreements for the same price of approximately $74.6 million.

DriveTime Receivable Purchase Agreement

In June 2014, the Company entered into the DriveTime Receivable Purchase Agreement pursuant to which the Company may sell to DriveTime and DriveTime may purchase from the Company finance receivables that the Company originates in conjunction with the sale of vehicles. During the year ended December 31, 2016, DriveTime purchased a portion of the finance receivables the Company originated representing approximately $11.5 million of gross outstanding principal balance, resulting in a gain on loan sale from related party of approximately $0.3 million. The Company did not sell any finance receivables under this agreement during 2017 and DriveTime is not obligated to make any additional purchases under the agreement.

Master Dealer Agreement

In December 2016, the Company entered into a master dealer agreement with DriveTime, pursuant to which the Company may sell certain ancillary products, including vehicle service contracts ("VSCs"), to customers purchasing a vehicle from the Company. The Company earns a commission on each VSC sold to its customers and DriveTime is obligated by and subsequently administers the VSCs. The Company collects the retail purchase price of the VSCs from its customers and remits the net fee to DriveTime on a periodic basis. During the years ended December 31, 2017 and 2016, the Company recognized approximately $8.9 million and $0.2 million, respectively, of commissions earned on VSCs sold to its customers and administered by DriveTime. The commission earned on the sale of these VSCs is included in other sales and revenues in the accompanying consolidated statements of operations.

Servicing and Administrative Fees

DriveTime provides administrative services associated with the Company's finance receivables and GAP waiver coverage. The Company incurred expense of approximately $0.3 million, $0.0 million and $0.0 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Credit Facility with Verde

On February 27, 2017, the Company entered into a credit facility with Verde for an amount up to $50.0 million (the "Verde Credit Facility"). Amounts outstanding accrued interest at a rate of 12.0% per annum and were scheduled to mature in August 2018. Upon execution of the agreement, the Company paid Verde a commitment fee of $1.0 million. In connection with the IPO completed on May 3, 2017, the Company repaid the outstanding principal balance of $35.0 million and accrued interest of approximately $0.4 million in full and the Verde Credit Facility agreement terminated.

Loan from Ernest Garcia, II

On March 31, 2016, the Company entered into a loan and security agreement with Ernest Garcia, II ("Mr. Garcia") of $10.0 million. The loan bore interest at an annual rate of 4.0% and had a maturity date of May 1, 2016, at which time all unpaid principal and accrued interest were payable to Mr. Garcia. On April 1, 2016, the Company received the proceeds from the loan and on April 28, 2016, the Company repaid the principal and accrued interest, thereby terminating the loan.

Investments with DriveTime

On July 21, 2015, the Company issued a $50.0 million note payable to DriveTime. The note payable accrued interest at one-month LIBOR plus 7.816% and was scheduled to mature on September 21, 2015. The proceeds from the note payable were used, in part, to fund an approximately $33.5 million dividend to Class A Unit holders on July 27, 2015. Certain of the Class A Unit holders used the proceeds from the dividend to make an approximately $33.5 million capital contribution to DriveTime in order to release the Company from its guarantees on the obligations under DriveTime’s outstanding senior secured notes. On July 27, 2015, the Company also issued a stock dividend of approximately 1.5 million Class A Units to Class A Unit holders on a pro rata basis in satisfaction, together with the approximately $33.5 million cash dividend, of such Class A Unit holders’ remaining $40.0 million preference. Satisfaction of the Class A Unit holders’ preference was necessary in order to facilitate the Company’s sale of Class C redeemable preferred units (the “Class C Redeemable Preferred Units”) on July 27, 2015. The issuance of the Class A Unit dividend increased the number of Class A Units authorized and outstanding and did not impact the Company’s members’ equity (deficit). On July 27, 2015, the Company issued approximately 11.8 million Class A Units to DriveTime in exchange for the cancellation of the $50.0 million note payable to DriveTime plus accrued interest.

IP License Agreement

In February 2017, the Company entered into a license agreement that governs the rights of certain intellectual property owned by the Company and the rights of certain intellectual property owned by DriveTime. The license agreement generally provides that each party grants to the other certain limited exclusive (other than with respect to the licensor party and its affiliates) and non-exclusive licenses to use certain of its intellectual property and each party agrees to certain covenants not to sue the other party, its affiliates and certain of its service providers in connection with various patent claims. The exclusive license to DriveTime is limited to the business that is primarily of subprime used car sales to retail customers. However, upon a change of control of either party, both parties’ license rights as to certain future improvements to licensed intellectual property and all limited exclusivity rights are terminated. The agreement does not provide a license to any of the Company's patents, trademarks, logos, customers’ personally identifiable information or any intellectual property related to the Company's vending machine, automated vehicle photography or certain other elements of the Company's brand.

Accounts Payable Due to Related Party

Amounts payable to DriveTime and Verde under the agreements explained above, as well as invoices DriveTime initially paid on behalf of the Company for vehicle reconditioning costs and general and administrative expenses, are included in accounts payable to related party in the accompanying consolidated balance sheets. As of December 31, 2017 and December 31, 2016, approximately $1.8 million and $1.9 million, respectively, was due to related parties primarily related to lease agreements, shared service fees, net VSC fees collected from customers and repayments to DriveTime for invoices paid on behalf of the Company.